Note 6 - Deposits	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]

6.         Deposits

Aggregate time deposits in denominations of $250,000 or more were $40,060,000 and $37,239,000 at September 30, 2024 and December 31, 2023, respectively.

A summary of the maturity of time deposits as of September 30, 2024 is as follows (in thousands):

Nine Months Ending September 30,

2024	$23,687
2025	79,167
2026	13,809
2027	2,968
2028	1,013
Thereafter	283

Total	$120,927

At September 30, 2024 and December 31, 2023, deposits from related parties totaled $1,579,000 and $1,419,000, respectively.

6.         Deposits

Aggregate time deposits in denominations of $250,000 or more were $37,239,000 and $16,254,000 at December 31, 2023 and 2022, respectively.

A summary of the maturity of time deposits as of December 31, 2023 is as follows (in thousands):

Year Ending December 31,

2024	$73,766
2025	29,549
2026	4,273
2027	2,728
2028	798

Total	$111,114

At December 31, 2023 and 2022, deposits from related parties totaled $1,419,000 and $1,479,000, respectively.